DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 16,605	¥ 18,308
Write-down of deferred tax assets	189	188	¥ 26
Write-down of deferred tax assets related to expiration of tax loss	1,992	¥ 2,437
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,163
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,156
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	5,938
Between three and four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	2,356
Later than four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 1,992